STEIN ROE BALANCED FUND
                          STEIN ROE INTERNATIONAL FUND
                      STEIN ROE CAPITAL OPPORTUNITIES FUND
                      STEIN ROE MIDCAP GROWTH FUND, CLASS S
                     STEIN ROE INTERMEDIATE MUNICIPALS FUND
                                  (THE "FUNDS")

                           SUPPLEMENT TO PROSPECTUSES

The respective Boards of Trustees of the Funds have approved proposals to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions (including, for the reorganizations involving Columbia Funds, the approval of the Boards of Directors of the Columbia Funds). If shareholders of a Fund approve the proposal relating to the reorganization of their Fund, all of the assets of that Fund will be transferred to the respective Acquiring Fund and shareholders of that Fund will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders to be held in late October, 2002. If approved at the special meeting, the reorganizations are proposed to take place in November, 2002. Shareholders of each Fund will be mailed information detailing the proposal relating to the reorganization of their Fund in late August or early September, 2002.

In connection with the proposed reorganizations of the Funds, the Boards of Trustees have suspended the sale of each Fund's shares effective as of the close of business on July 26, 2002. Consequently, purchase orders for shares of the Funds (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will not be accepted by the Funds after July 26, 2002.

-------------------------------------- -----------------------------------------
Funds                                  Acquiring Funds
-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
Stein Roe Balanced Fund                Galaxy Asset Allocation Fund*
-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
Stein Roe International Fund           Columbia International Stock Fund
-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
Stein Roe Capital Opportunities        Columbia Special Fund
Fund
Stein Roe Midcap Growth Fund, Class S
-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
Stein Roe Intermediate Municipals Fund Galaxy Intermediate Tax-Exempt Bond Fund*
-------------------------------------- -----------------------------------------

* The Galaxy Asset Allocation Fund and Galaxy Intermediate Tax-Exempt Bond Fund will be reorganized as new series of Liberty-Stein Roe Funds Investment Trust and Liberty Funds Trust V, respectively.


DIR-36/372K-0602                                                   July 12, 2002

                      LIBERTY INTERMEDIATE GOVERNMENT FUND
                          LIBERTY OHIO TAX-EXEMPT FUND
                    LIBERTY NEWPORT INTERNATIONAL EQUITY FUND
                   LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A
                           LIBERTY MIDCAP GROWTH FUND
                         LIBERTY CONTRARIAN EQUITY FUND
                             LIBERTY CONTRARIAN FUND
                                  (THE "FUNDS")

                           SUPPLEMENT TO PROSPECTUSES

The respective Boards of Trustees of the Funds have approved proposals to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions (including, for the reorganizations involving Columbia Funds, the approval of the Boards of Directors of the Columbia Funds). If shareholders of a Fund approve the proposal relating to the reorganization of their Fund, all of the assets of that Fund will be transferred to the respective Acquiring Fund and shareholders of that Fund will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders to be held in late October, 2002. If approved at the special meeting, the reorganizations are proposed to take place in November, 2002. Shareholders of each Fund will be mailed information detailing the proposal relating to the reorganization of their Fund in late August or early September, 2002.

In connection with the proposed reorganizations of the Funds, the Boards of Trustees have suspended the sale of each Fund's shares effective as of the close of business on July 26, 2002. Consequently, purchase orders for shares of the Funds (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will not be accepted by the Funds after July 26, 2002.

--------------------------------------------- ----------------------------------
Funds                                         Acquiring Funds
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Liberty Intermediate Government Fund          Liberty Federal Securities Fund
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Liberty Ohio Tax-Exempt Fund                  Stein Roe Managed Municipals Fund
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Liberty Newport International Equity Fund     Columbia International Stock Fund
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Liberty Capital Opportunities Fund Class A    Columbia Special Fund
Liberty Midcap Growth Fund
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Liberty Contrarian Equity Fund                Columbia Strategic Value Fund
Liberty Contrarian Fund
-------------------------------------------- -----------------------------------
G-36/371K-0602                                                     July 12, 2002